PROPERTY AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 1,529
Balance, end of year	1,076	$ 1,529
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	10,521	10,071
Additions	904	450
Balance, end of year	11,425	10,521
Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	8,992	7,700
Depreciation for the year	1,357	1,292
Balance, end of year	10,349	8,992
Computer Hardware [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	663
Balance, end of year	743	663
Computer Hardware [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	4,708	4,504
Additions	604	204
Balance, end of year	5,312	4,708
Computer Hardware [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	4,045	3,453
Depreciation for the year	524	592
Balance, end of year	4,569	4,045
Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	367
Balance, end of year	93	367
Computer Software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,282	3,051
Additions	274	231
Balance, end of year	3,556	3,282
Computer Software [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	2,915	2,556
Depreciation for the year	548	359
Balance, end of year	3,463	2,915
Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	153
Balance, end of year	98	153
Furniture and Fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,216	1,207
Additions	24	9
Balance, end of year	1,240	1,216
Furniture and Fixtures [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,063	961
Depreciation for the year	79	102
Balance, end of year	1,142	1,063
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	346
Balance, end of year	142	346
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,315	1,309
Additions	2	6
Balance, end of year	1,317	1,315
Leasehold Improvements [Member] | Depreciation and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	969	730
Depreciation for the year	206	239
Balance, end of year	$ 1,175	$ 969